Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0001728117
Registrant Name	Gossamer Bio, Inc.
Registration File Number	333-293009
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A